Annual Total Returns[BarChart] - SA American Funds Global Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.09%)	22.14%	28.85%	1.97%	6.68%	0.37%	31.05%	(9.28%)	34.93%	30.09%